Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues (note 11)	$ 1,019,539,000	$ 930,739,000	$ 901,227,000
Voyage expenses	(112,540,000)	(103,643,000)	(110,483,000)
Vessel operating expenses (notes 11 and 12)	(352,209,000)	(344,128,000)	(317,576,000)
Time-charter hire expense	(31,090,000)	(56,682,000)	(56,989,000)
Depreciation and amortization	(198,553,000)	(199,006,000)	(189,364,000)
General and administrative (notes 11, 12 and 17)	(67,516,000)	(44,473,000)	(34,581,000)
(Write down) and gain (loss) on sale of vessels (note 19)	(1,638,000)	(76,782,000)	(24,542,000)
Restructuring recovery (charge) (note 10)	225,000	(2,607,000)	(1,115,000)
Income (loss) from vessel operations	256,218,000	103,418,000	166,577,000
Interest expense (notes 8 and 11)	(88,381,000)	(62,855,000)	(47,508,000)
Interest income (note 11)	719,000	2,561,000	1,027,000
Realized and unrealized (losses) gains on derivative instruments (note 12)	(143,703,000)	34,820,000	(26,349,000)
Equity income	10,341,000	6,731,000
Foreign currency exchange loss (note 12)	(16,140,000)	(5,278,000)	(315,000)
Loss on bond repurchase (note 8)		(1,759,000)
Other income - net	781,000	1,144,000	1,538,000
Income from continuing operations before income tax (expense) recovery	19,835,000	78,782,000	94,970,000
Income tax (expense) recovery (note 13)	(2,179,000)	(2,225,000)	10,477,000
Net income from continuing operations	17,656,000	76,557,000	105,447,000
Net (loss) income from discontinued operations (notes 11 and 19)		(4,642,000)	17,568,000
Net income	17,656,000	71,915,000	123,015,000
Non-controlling interests in net income	10,503,000	(19,089,000)	58,000
Preferred unitholders' interest in net income (note 16)	10,875,000	7,250,000
General Partner's interest in net income (loss)	15,658,000	13,674,000	11,055,000
Limited partners' interest in net income (loss)	(19,380,000)	72,305,000	111,902,000
Limited partners' interest in net (loss) income per common unit:
Limited partners' interest in net income (loss) per common unit - basic (note 16)	$ (0.22)	$ 0.88	$ 1.52
Limited partners' interest in net income (loss) per common unit - diluted (note 16)	$ (0.22)	$ 0.88	$ 1.52
Weighted-average number of common units outstanding:
Weighted-average number of common units outstanding - basic	86,212,290	82,634,000	73,750,951
Weighted-average number of common units outstanding - diluted	86,212,290	82,659,179	73,750,951
Cash distributions declared per unit	$ 2.15	$ 2.11	$ 2.04
Continuing Operations [Member]
General Partner's interest in net income (loss)	15,658,000	14,126,000	12,827,000
Limited partners' interest in net income (loss)	(19,380,000)	76,495,000	92,562,000
Limited partners' interest in net (loss) income per common unit:
Limited partners' interest in net income (loss) from continuing operations per common unit - basic (note 16)	$ (0.22)	$ 0.93	$ 1.26
Limited partners' interest in net income (loss) from continuing operations per common unit - diluted (note 16)	$ (0.22)	$ 0.93	$ 1.26
Discontinued Operations [Member]
Revenues (note 11)		20,238,000	62,967,000
Voyage expenses		(682,000)	(16,201,000)
Vessel operating expenses (notes 11 and 12)		(3,903,000)	(14,286,000)
Depreciation and amortization		(1,236,000)	(5,267,000)
General and administrative (notes 11, 12 and 17)		(479,000)	(1,178,000)
(Write down) and gain (loss) on sale of vessels (note 19)		(18,465,000)	(7,675,000)
Income (loss) from vessel operations		(4,527,000)	18,360,000
Interest expense (notes 8 and 11)		(110,000)	(822,000)
Foreign currency exchange loss (note 12)		(4,000)	2,000
Net (loss) income from discontinued operations (notes 11 and 19)		(4,642,000)	17,568,000
General Partner's interest in net income (loss)		(452,000)	(1,772,000)
Limited partners' interest in net income (loss)		(4,190,000)	19,340,000
Limited partners' interest in net (loss) income per common unit:
Limited partners' interest in net income (loss) from discontinued operations per common unit - basic (note 16)		$ (0.05)	$ 0.26
Limited partners' interest in net income (loss) from discontinued operations per common unit - diluted (note 16)		$ (0.05)	$ 0.26
Dropdown Predecessor [Member]
Interest expense (notes 8 and 11)		(300,000)
Realized and unrealized (losses) gains on derivative instruments (note 12)		100,000
Net income		$ (2,225,000)